BUFFERLABS US EQUITY DYNAMIC BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.0% (a)(f)
Call Options - 99.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 10/16/2026; Exercise Price: $7.15 (b)(c)(d)	$74,525,042	1,037	$73,441,014

Put Options - 3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 10/16/2026; Exercise Price: $708.02 (b)(c)(d)	74,525,042	1,037	2,540,059
TOTAL PURCHASED OPTIONS (Cost $75,856,135)			75,981,073

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%		Shares
First American Government Obligations Fund - Class X, 3.58% (e)		241,151	241,151
TOTAL MONEY MARKET FUNDS (Cost $241,151)			241,151

TOTAL INVESTMENTS - 103.3% (Cost $76,097,286)			$76,222,224
Liabilities in Excess of Other Assets - (3.3)%			(2,456,633)
TOTAL NET ASSETS - 100.0%			$73,765,591

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(f)	FLexible EXchange® Options.

BUFFERLABS US EQUITY DYNAMIC BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)% (c)
Call Options - (1.7)%
State Street SPDR S&P 500 ETF Trust, Expiration: 10/16/2026; Exercise Price: $769.45 (a)(b)	$(74,525,042)	(1,037)	$(1,255,040)

Put Options - (1.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 10/16/2026; Exercise Price: $636.50 (a)(b)	(74,525,042)	(1,037)	(1,164,779)
TOTAL WRITTEN OPTIONS (Premiums received $2,500,570)			$(2,419,819)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

BUFFERLABS US EQUITY DYNAMIC BUFFER ETF

Summary of Fair Value Disclosures as of April 30, 2026 (Unaudited)

BufferLABS US Equity Dynamic Buffer ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Purchased Options	$—	$75,981,073	$—	$75,981,073
Money Market Funds	241,151	—	—	241,151
Total Investments	$241,151	$75,981,073	$—	$76,222,224

Liabilities
Investments
Written Options	$—	$(2,419,819)	$—	$(2,419,819)
Total Investments	$—	$(2,419,819)	$—	$(2,419,819)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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